UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 04/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                              as of April 30, 2006 (Unaudited)

DWS Small Cap Value Fund

(formerly Scudder Small Company Value Fund)

	Shares	Value ($)

Common Stocks 96.1%
Consumer Discretionary 15.1%
Auto Components 2.0%
American Axle & Manufacturing Holdings, Inc. (a)	195,600	3,444,516
ArvinMeritor, Inc.	214,000	3,558,820

		7,003,336
Distributors 0.9%
Building Materials Holding Corp. (a)	97,600	3,261,792
Hotels Restaurants & Leisure 2.3%
Domino's Pizza, Inc.	27,700	729,341
Jack in the Box, Inc.*	74,400	3,109,920
Papa John's International, Inc.*	66,500	2,222,430
Ryan's Restaurant Group, Inc.*	129,300	1,731,327

		7,793,018
Household Durables 0.5%
Tupperware Brands Corp.	32,400	683,640
WCI Communities, Inc.* (a)	41,300	1,058,519

		1,742,159
Leisure Equipment & Products 0.6%
JAKKS Pacific, Inc.*	89,000	2,017,630
Media 2.2%
Catalina Marketing Corp.	27,800	658,304
Reader's Digest Association, Inc.	196,700	2,710,526
Scholastic Corp.*	156,800	4,161,472

		7,530,302
Specialty Retail 4.0%
Dress Barn, Inc.*	42,500	1,074,825
Gymboree Corp.*	62,100	1,867,968
Payless ShoeSource, Inc.*	183,800	4,221,886
Stage Stores, Inc.	80,600	2,519,556
Too, Inc.*	101,800	3,911,156

		13,595,391
Textiles, Apparel & Luxury Goods 2.6%
Kellwood Co.	22,200	711,288
Steven Madden Ltd.	68,300	3,636,292
The Warnaco Group, Inc.*	72,800	1,621,984
UniFirst Corp.	33,900	1,051,578
Wolverine World Wide, Inc.	72,050	1,789,722

		8,810,864
Consumer Staples 2.8%
Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	123,500	2,641,665
Nash Finch Co.	400	9,240

		2,650,905

Food Products 2.0%
Flowers Foods, Inc.	84,325	2,368,689
Sanderson Farms, Inc. (a)	43,400	1,150,534
Seaboard Corp. (a)	2,300	3,546,600

		7,065,823
Energy 4.9%
Energy Equipment & Services 0.4%
Veritas DGC, Inc.*	26,300	1,260,296
Oil, Gas & Consumable Fuels 4.5%
Cabot Oil & Gas Corp.	51,500	2,536,890
Edge Petroleum Corp.*	64,300	1,485,973
Energy Partners Ltd.*	124,300	3,205,697
St. Mary Land & Exploration Co.	77,900	3,284,264
Swift Energy Co.*	98,900	4,189,404
USEC, Inc.	74,100	941,070

		15,643,298
Financials 30.7%
Banks 13.2%
BankAtlantic Bancorp., Inc. "A"	145,200	2,166,384
BankUnited Financial Corp. "A"	166,800	5,119,092
Commercial Capital Bancorp., Inc.	118,700	1,860,029
Corus Bankshares, Inc. (a)	67,000	4,484,980
FirstFed Financial Corp.* (a)	88,500	5,565,765
Fremont General Corp.	144,200	3,207,008
Hancock Holding Co.	90,300	4,492,425
Harbor Florida Bancshares, Inc.	25,600	961,536
IBERIABANK Corp.	13,750	805,337
MAF Bancorp., Inc.	76,100	3,377,318
NetBank, Inc.	98,900	692,300
Old National Bancorp.	32,770	676,373
Pacific Capital Bancorp.	123,466	4,141,050
PFF Bancorp., Inc.	11,550	395,819
Sandy Spring Bancorp., Inc.	22,350	793,202
Texas Regional Bancshares, Inc. "A"	88,919	2,549,293
UMB Financial Corp.	20,935	1,421,486
United Bankshares, Inc.	58,400	2,130,432
Westamerica Bancorp.	6,800	347,752

		45,187,581
Consumer Finance 2.1%
Cash America International, Inc.	116,500	3,830,520
CompuCredit Corp.* (a)	83,500	3,335,825

		7,166,345
Insurance 4.4%
LandAmerica Financial Group, Inc. (a)	58,800	4,079,544
Safety Insurance Group, Inc.	21,900	1,013,751
Stewart Information Services Corp.	93,400	4,034,880
The Midland Co.	24,900	887,934
Tower Group, Inc.	83,100	2,134,008
Zenith National Insurance Corp.	63,450	2,799,414

		14,949,531
Real Estate 11.0%
Alexandria Real Estate Equities, Inc. (REIT)	17,800	1,612,680

American Home Mortgage Investment Corp. (REIT)	42,400	1,472,128
Anthracite Capital, Inc. (REIT)	88,300	935,980
Ashford Hospitality Trust (REIT)	46,900	545,916
Brandywine Realty Trust (REIT)	60,948	1,725,438
Colonial Properties Trust (REIT)	38,300	1,885,892
Commercial Net Lease Realty (REIT)	63,700	1,340,885
Corporate Office Properties Trust (REIT)	19,100	792,650
Cousins Properties, Inc. (REIT)	35,500	1,116,475
Entertainment Properties Trust (REIT)	11,000	449,570
Equity Lifestyle Properties, Inc. (REIT)	22,600	994,174
Equity One, Inc. (REIT)	41,800	960,564
First Industrial Realty Trust, Inc. (REIT)	41,700	1,636,308
Heritage Property Investment Trust (REIT)	36,600	1,413,492
Highwoods Properties, Inc. (REIT)	46,000	1,450,840
Home Properties, Inc. (REIT) (a)	28,100	1,405,562
Inland Real Estate Corp. (REIT)	23,300	338,083
Jones Lang LaSalle, Inc.	57,900	4,907,604
Kilroy Realty Corp. (REIT)	17,400	1,240,968
LaSalle Hotel Properties (REIT)	26,000	1,136,980
Lexington Corporate Properties Trust (REIT) (a)	56,600	1,220,296
Maguire Properties, Inc. (REIT)	36,000	1,222,560
Nationwide Health Properties, Inc. (REIT)	68,500	1,474,120
Potlatch Corp. (REIT)	30,700	1,195,458
RAIT Investment Trust (REIT)	18,700	483,956
Redwood Trust, Inc. (REIT)	24,600	1,044,762
Sovran Self Storage, Inc. (REIT)	19,800	973,170
Sunstone Hotel Investors, Inc. (REIT)	22,000	632,280
Taubman Centers, Inc. (REIT)	26,400	1,086,096
Trustreet Properties, Inc. (REIT)	74,800	1,077,120

		37,772,007
Health Care 3.5%
Biotechnology 0.5%
Regeneron Pharmaceuticals, Inc.*	113,400	1,646,568
Health Care Equipment & Supplies 0.2%
STERIS Corp.	25,400	584,708
Health Care Providers & Services 1.5%
Genesis HealthCare Corp.*	39,600	1,871,892
Kindred Healthcare, Inc.*	28,300	686,558
Magellan Health Services, Inc.*	59,800	2,430,870
Owens & Minor, Inc.	10,200	325,074

		5,314,394
Life Sciences Tools & Services 0.4%
PAREXEL International Corp.*	15,600	460,356
Serologicals Corp.*	27,000	840,240

		1,300,596
Pharmaceuticals 0.9%
Alpharma, Inc. "A"	113,500	2,979,375
Industrials 12.7%
Aerospace & Defense 2.0%
Hexcel Corp.*	90,400	1,996,936
Moog, Inc. "A"*	128,100	4,797,345

		6,794,281

Airlines 0.4%
Alaska Air Group, Inc.*	37,100	1,408,316
Building Products 1.2%
Griffon Corp.*	94,800	2,528,316
Lennox International, Inc.	23,300	760,279
NCI Building Systems, Inc.*	14,000	909,860

		4,198,455
Commercial Services & Supplies 0.7%
NCO Group, Inc.*	58,600	1,256,970
PHH Corp.*	44,600	1,243,448

		2,500,418
Construction & Engineering 2.3%
EMCOR Group, Inc.*	103,200	5,165,160
URS Corp.*	64,200	2,765,094

		7,930,254
Electrical Equipment 2.2%
A.O. Smith Corp.	81,400	3,859,988
Acuity Brands, Inc.	64,700	2,670,816
Genlyte Group, Inc.*	8,500	585,735
LSI Industries, Inc.	21,600	360,936

		7,477,475
Industrial Conglomerates 0.5%
Tredegar Corp.	109,800	1,763,388
Machinery 2.4%
Crane Co.	78,700	3,325,075
Flowserve Corp.*	27,400	1,576,048
Freightcar America, Inc.	14,000	936,600
Kennametal, Inc.	37,800	2,337,930

		8,175,653
Road & Rail 0.3%
Marten Transport, Ltd.*	43,200	940,896
Trading Companies & Distributors 0.7%
United Rentals, Inc.*	64,700	2,307,849
Information Technology 11.7%
Communications Equipment 0.4%
Avocent Corp.*	24,500	660,030
CommScope, Inc.*	23,200	766,760

		1,426,790
Computers & Peripherals 1.1%
Imation Corp.	30,800	1,293,600
Komag, Inc.* (a)	54,400	2,286,976

		3,580,576
Electronic Equipment & Instruments 4.0%
Agilysys, Inc.	167,700	2,428,296
MTS Systems Corp.	70,200	3,141,450
Plexus Corp.*	86,800	3,781,008
Rofin-Sinar Technologies, Inc.*	45,900	2,575,449
Technitrol, Inc.	71,200	1,782,848

		13,709,051
Internet Software & Services 0.3%
United Online, Inc.	81,800	1,054,402

IT Consulting & Services 1.4%
CSG Systems International, Inc.*	135,600	3,427,968
MAXIMUS, Inc.	34,900	1,215,916

		4,643,884
Semiconductors & Semiconductor Equipment 3.4%
Atmel Corp.*	452,600	2,371,624
Cymer, Inc.*	46,200	2,388,078
Fairchild Semiconductor International, Inc.*	199,600	4,125,732
Photronics, Inc.*	157,700	2,833,869

		11,719,303
Software 1.1%
Internet Security Systems, Inc.*	38,200	857,208
Lawson Software, Inc.* (a)	337,000	2,588,160
Mentor Graphics Corp.*	36,000	472,680

		3,918,048
Materials 8.0%
Chemicals 0.6%
Terra Industries, Inc.*	174,000	1,438,980
Westlake Chemical Corp.	19,500	591,825

		2,030,805
Construction Materials 1.2%
Texas Industries, Inc.	72,300	4,099,410
Containers & Packaging 1.5%
Myers Industries, Inc.	43,907	777,154
Silgan Holdings, Inc.	107,700	4,181,991

		4,959,145
Metals & Mining 4.3%
Century Aluminum Co.*	71,700	3,413,637
Chaparral Steel Co.*	11,100	700,632
Commercial Metals Co.	72,200	3,927,680
MascoTech, Inc.*	90,800	0
Metal Management, Inc.	100	3,245
Quanex Corp.	85,725	3,665,601
Reliance Steel & Aluminum Co.	19,900	1,770,105
Stillwater Mining Co.*	82,500	1,400,025

		14,880,925
Paper & Forest Products 0.4%
Longview Fibre Co.	52,900	1,378,574
Telecommunication Services 2.9%
Diversified Telecommunication Services
Commonwealth Telephone Enterprises, Inc.	122,400	4,061,232
General Communication, Inc. "A"*	269,200	3,230,400
Golden Telecom, Inc.	21,400	653,556
TALK America Holdings, Inc.* (a)	224,700	2,047,017

		9,992,205
Utilities 3.8%
Electric Utilities 0.8%
Sierra Pacific Resources*	193,600	2,733,632
Gas Utilities 1.3%
New Jersey Resources Corp.	42,550	1,883,689
Northwest Natural Gas Co.	71,400	2,466,156

		4,349,845

Independent Power Producers & Energy Traders 0.5%
Black Hills Corp.				51,600	1,878,240
Multi-Utilities 1.2%
Avista Corp.				199,600	4,193,595

Total Common Stocks (Cost $263,882,152)					329,321,334
				Principal Amount ($)	Value ($)

US Treasury Obligations 0.2%
US Treasury Bill, 4.58% **, 7/20/2006 (b) (Cost $529,555)				535,000	529,555

				Shares	Value ($)
Securities Lending Collateral 10.1%
Daily Assets Fund Institutional, 4.82% (c) (d) (Cost $34,796,325)				34,796,325	34,796,325
Cash Equivalents 3.8%
Cash Management QP Trust, 4.78% (e) (Cost $13,051,781)				13,051,781	13,051,781
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 312,259,813)				110.2	377,698,995
Other Assets and Liabilities, Net				(10.2)	(34,939,202)

Net Assets				100.0	342,759,793

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at April 30, 2006 amounted to $33,939,991 which is 9.9% of net assets.
(b)				At April 30, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
(e)				Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At April 30, 2006, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

Russell 2000 Index	6/15/2006	35	13,080,165	13,454,000	373,835

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Value Fund, a series of DWS Securities Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Value Fund, a series of DWS Securities Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	June 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 June 21, 2006